J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Carbon Transition U.S. Equity ETF

JPMorgan Diversified Return Emerging Markets Equity ETF

JPMorgan Diversified Return International Equity ETF

JPMorgan Diversified Return U.S. Equity ETF

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

JPMorgan Diversified Return U.S. Small Cap Equity ETF

JPMorgan U.S. Momentum Factor ETF

JPMorgan U.S. Quality Factor ETF

JPMorgan U.S. Value Factor ETF

(each, a “Fund” and collectively, the “Funds”)

(each, a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated November 1, 2022

to the current Summary Prospectuses and Prospectus

Effective immediately, the information in the “Risk/Return Summary — Management” section of each Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

JPMorgan Carbon Transition U.S. Equity ETF

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Yazann Romahi	2020	Managing Director
Aijaz Hussain	2020	Vice President
Natalia Zvereva	2022	Executive Director

JPMorgan Diversified Return Emerging Markets Equity ETF

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Yazann Romahi	2017	Managing Director
Joe Staines	2017	Vice President
Kartik Aiyar	2017	Vice President
Yegang (Steven) Wu	2021	Vice President
Natalia Zvereva	2022	Executive Director

JPMorgan Diversified Return International Equity ETF

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Yazann Romahi	2017	Managing Director
Joe Staines	2017	Vice President
Kartik Aiyar	2017	Vice President
Yegang (Steven) Wu	2022	Vice President
Natalia Zvereva	2022	Executive Director

SUP-ETF-PM-1122

JPMorgan Diversified Return U.S. Equity ETF

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

JPMorgan Diversified Return U.S. Small Cap Equity ETF

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Yazann Romahi	2016	Managing Director
Joe Staines	2016	Vice President
Yegang (Steven) Wu	2016	Vice President
Natalia Zvereva	2022	Executive Director

JPMorgan U.S. Momentum Factor ETF

JPMorgan U.S. Quality Factor ETF

JPMorgan U.S. Value Factor ETF

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Yazann Romahi	2017	Managing Director
Joe Staines	2017	Vice President
Yegang (Steven) Wu	2017	Vice President
Natalia Zvereva	2022	Executive Director

In addition, the “The Funds’ Management and Administration — The Portfolio Managers” section of the Funds’ Prospectus is deleted in its entirety and replaced with the following:

Carbon Transition U.S. Equity ETF

The portfolio management team utilizes a team-based approach, and the portfolio management team for the Fund is comprised of Yazann Romahi, Aijaz Hussain and Natalia Zvereva. The team is responsible for managing the Fund on a day-to-day basis with a goal to seek investment results that closely correspond, before fees and expenses, to the performance of the Underlying Index. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his or her portfolio management team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of the portfolio management team that have more limited responsibilities. Dr. Romahi, Managing Director of JPMIM, is the CIO of JPMIM’s Quantitative Beta Solutions since 2016. Dr. Romahi has been an employee since 2003 and a portfolio manager since 2009. From 2008 to 2016, he was Global Head of Quantitative Strategies and Research in JPMIM’s Multi-Asset Solutions Team. Mr. Hussain, a Vice President at JPMIM, is a portfolio analyst in the Quantitative Beta Solutions Team and was previously an Analyst in the group from 2016 to 2018. Prior to joining the firm in 2016, Mr. Hussain worked as an Analytics Consultant at FactSet Research Systems from 2015 to 2016. Ms. Zvereva, Executive Director, is a portfolio manager in the Quantitative Beta Strategies team. An employee since 2011, Ms. Zvereva was an investment risk manager covering Quantitative Beta Strategies and Alternatives from 2016 to 2021. Previously, she was a derivatives risk manager in the JPMorgan Investment Bank.

Emerging Markets Equity ETF and International Equity ETF

The portfolio management team utilizes a team-based approach, and the portfolio management team for each Fund is comprised of Yazann Romahi, Joe Staines, Kartik Aiyar, Yegang (Steven) Wu and Natalia Zvereva. The team is responsible for managing the Fund on a day-to-day basis with a goal to seek investment results that closely correspond, before fees and expenses, to the performance of the Fund’s underlying index. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his or her portfolio management team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his or her portfolio management team that have more limited responsibilities. Dr. Staines, Vice President of JPMIM and a CFA charterholder, has been a research analyst and a portfolio manager in the Quantitative Beta Solutions Team since 2016. An employee since 2014, he previously was a quantitative analyst in the Quantitative Portfolio Strategies Team in JPMIM’s Multi-Asset Solutions Team from 2014 to 2016. Prior to joining the firm, he was completing his PhD in Computational Finance from University College London. Mr. Aiyar, a Vice President of JPMIM, has been a research analyst and portfolio manager in the Quantitative Beta Solutions Team since 2016. An employee since 2013, he was a quantitative analyst in the Quantitative Portfolio Strategies Team in JPMIM’s Multi-Asset Solutions Team from 2014 to 2016 before which he was an intern and analyst in the Emerging Markets Risk Team in the JPMorgan Investment Bank. Prior to joining the firm, he was completing his Bachelor of Arts in History and Economics from the University of Oxford. Mr. Wu, a Vice President of JPMIM, has been a research analyst and portfolio manager in the Quantitative Beta Solutions Team since 2016. An employee since 2014, he previously was a quantitative analyst in the Quantitative Portfolio Strategies Team in JPMIM’s Multi-Asset Solutions Team from 2014 to 2016. Information about Mr. Romahi and Ms. Zvereva is discussed earlier in this section.

U.S. Equity ETF, U.S. Mid Cap Equity ETF, U.S. Small Cap Equity ETF, U.S. Momentum Factor ETF, U.S. Quality Factor ETF and U.S. Value Factor ETF

The portfolio management team utilizes a team-based approach, and the portfolio management team for each Fund is comprised of Yazann Romahi, Joe Staines, Yegang (Steven) Wu and Natalia Zvereva. The team is responsible for managing the Fund on a day-to-day basis with a goal to seek investment results that closely correspond, before fees and expenses, to the performance of a Fund’s underlying index. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his or her portfolio management team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his or her portfolio management team that have more limited responsibilities. Information about Messrs. Romahi, Staines, Wu and Ms. Zvereva is discussed earlier in this section.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Carbon Transition U.S. Equity ETF

JPMorgan Diversified Return Emerging Markets Equity ETF

JPMorgan Diversified Return International Equity ETF

JPMorgan Diversified Return U.S. Equity ETF

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

JPMorgan Diversified Return U.S. Small Cap Equity ETF

JPMorgan U.S. Momentum Factor ETF

JPMorgan U.S. Quality Factor ETF

JPMorgan U.S. Value Factor ETF

(each, a “Fund” and collectively, the “Funds”)

(each, a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated November 1, 2022

to the current Statement of Additional Information

Effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information with respect to each Fund is deleted in its entirety and replaced with the following:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Carbon Transition U.S. Equity ETF
Yazann Romahi	15	3,270,330	9	3,126,507	5	546,046
Aijaz Hussain	7	1,458,181	10	3,139,298	1	11,707
Natalia Zvereva[1]	0	0	0	0	0	0

Emerging Markets Equity ETF
Yazann Romahi	15	3,140,452	9	3,126,507	5	546,046
Joe Staines	16	4,859,191	14	5,066,989	3	496,271
Kartik Aiyar	3	2,108,929	10	4,240,064	3	508,283
Yegang (Steven) Wu	13	3,882,298	13	4,777,872	3	5,837,835
Natalia Zvereva[1]	0	0	0	0	0	0

International Equity ETF
Yazann Romahi	15	2,453,262	9	3,126,507	5	546,046
Joe Staines	16	4,172,001	14	5,066,989	3	496,271
Kartik Aiyar	3	1,421,739	10	4,240,064	3	508,283
Yegang (Steven) Wu1	14	3,469,244	13	3,582,342	3	4,200,021
Natalia Zvereva[1]	0	0	0	0	0	0

U.S. Equity ETF
Yazann Romahi	15	2,585,247	9	3,126,507	5	546,046
Joe Staines	16	4,303,986	14	5,066,989	3	496,271
Yegang (Steven) Wu	13	3,327,093	13	4,777,872	3	5,837,835
Natalia Zvereva[1]	0	0	0	0	0	0

U.S. Mid Cap Equity ETF
Yazann Romahi	15	3,055,454	9	3,126,507	5	546,046
Joe Staines	16	4,774,193	14	5,066,989	3	496,271
Yegang (Steven) Wu	13	3,797,300	13	4,777,872	3	5,837,835
Natalia Zvereva[1]	0	0	0	0	0	0

SUP-SAI-ETF-PM-1122

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
U.S. Small Cap Equity ETF
Yazann Romahi	15	3,118,997	9	3,126,507	5	546,046
Joe Staines	16	4,837,736	14	5,066,989	3	496,271
Yegang (Steven) Wu	13	3,860,844	13	4,777,872	3	5,837,835
Natalia Zvereva[1]	0	0	0	0	0	0

U.S. Momentum Factor ETF
Yazann Romahi	15	3,073,406	9	3,126,507	5	546,046
Joe Staines	16	4,792,145	14	5,066,989	3	496,271
Yegang (Steven) Wu	13	3,815,252	13	4,777,872	3	5,837,835
Natalia Zvereva[1]	0	0	0	0	0	0

U.S. Quality Factor ETF
Yazann Romahi	15	2,902,059	9	3,126,507	5	546,046
Joe Staines	16	4,620,798	14	5,066,989	3	496,271
Yegang (Steven) Wu	13	3,643,905	13	4,777,872	3	5,837,835
Natalia Zvereva[1]	0	0	0	0	0	0

U.S. Value Factor ETF
Yazann Romahi	15	2,863,156	9	3,126,507	5	546,046
Joe Staines	16	4,581,894	14	5,066,989	3	496,271
Yegang (Steven) Wu	13	3,605,002	13	4,777,872	3	5,837,835
Natalia Zvereva[1]	0	0	0	0	0	0

[1]	Information as of 9/30/2022

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Carbon Transition U.S. Equity ETF
Yazann Romahi	0	0	0	0	1	491,238
Aijaz Hussain	0	0	0	0	0	0
Natalia Zvereva[1]	0	0	0	0	0	0

Emerging Markets Equity ETF
Yazann Romahi	0	0	0	0	1	491,238
Joe Staines	0	0	0	0	0	0
Kartik Aiyar	0	0	0	0	0	0
Yegang (Steven) Wu	0	0	0	0	0	0
Natalia Zvereva[1]	0	0	0	0	0	0

International Equity ETF
Yazann Romahi	0	0	0	0	1	491,238
Joe Staines	0	0	0	0	0	0
Kartik Aiyar	0	0	0	0	0	0
Yegang (Steven) Wu	0	0	0	0	0	0
Natalia Zvereva[1]	0	0	0	0	0	0

U.S. Equity ETF
Yazann Romahi	0	0	0	0	1	491,238
Joe Staines	0	0	0	0	0	0
Yegang (Steven) Wu	0	0	0	0	0	0
Natalia Zvereva[1]	0	0	0	0	0	0

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
U.S. Mid Cap Equity ETF
Yazann Romahi	0	0	0	0	1	491,238
Joe Staines	0	0	0	0	0	0
Yegang (Steven) Wu	0	0	0	0	0	0
Natalia Zvereva[1]	0	0	0	0	0	0

U.S. Small Cap Equity ETF
Yazann Romahi	0	0	0	0	1	491,238
Joe Staines	0	0	0	0	0	0
Yegang (Steven) Wu	0	0	0	0	0	0
Natalia Zvereva[1]	0	0	0	0	0	0

U.S. Momentum Factor ETF
Yazann Romahi	0	0	0	0	1	491,238
Joe Staines	0	0	0	0	0	0
Yegang (Steven) Wu	0	0	0	0	0	0
Natalia Zvereva[1]	0	0	0	0	0	0

U.S. Quality Factor ETF
Yazann Romahi	0	0	0	0	1	491,238
Joe Staines	0	0	0	0	0	0
Yegang (Steven) Wu	0	0	0	0	0	0
Natalia Zvereva[1]	0	0	0	0	0	0

U.S. Value Factor ETF
Yazann Romahi	0	0	0	0	1	491,238
Joe Staines	0	0	0	0	0	0
Yegang (Steven) Wu	0	0	0	0	0	0
Natalia Zvereva[1]	0	0	0	0	0	0

[1]	Information as of 9/30/2022

In addition, effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the Statement of Additional Information with respect to each Fund is deleted in its entirety and replaced with the following:

Aggregate Dollar Range of Securities in the Fund
Fund	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Carbon Transition U.S. Equity ETF
Yazann Romahi	X
Aijaz Hussain	X
Natalia Zvereva[1]	X

Emerging Markets Equity ETF
Yazann Romahi	X
Joe Staines	X
Kartik Aiyar	X
Yegang (Steven) Wu	X
Natalia Zvereva[1]	X

International Equity ETF
Yazann Romahi	X
Joe Staines	X
Kartik Aiyar	X
Yegang (Steven) Wu	X
Natalia Zvereva[1]	X

Aggregate Dollar Range of Securities in the Fund
Fund	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
U.S. Equity ETF
Yazann Romahi	X
Joe Staines	X
Yegang (Steven) Wu	X
Natalia Zvereva[1]	X

U.S. Mid Cap Equity ETF
Yazann Romahi	X
Joe Staines	X
Yegang (Steven) Wu	X
Natalia Zvereva[1]	X

U.S. Small Cap Equity ETF
Yazann Romahi	X
Joe Staines	X
Yegang (Steven) Wu	X
Natalia Zvereva[1]		X

U.S. Momentum Factor ETF
Yazann Romahi	X
Joe Staines	X
Yegang (Steven) Wu	X
Natalia Zvereva[1]	X

U.S. Quality Factor ETF
Yazann Romahi	X
Joe Staines	X
Yegang (Steven) Wu	X
Natalia Zvereva[1]	X

U.S. Value Factor ETF
Yazann Romahi	X
Joe Staines	X
Yegang (Steven) Wu	X
Natalia Zvereva[1]	X

[1]	Information as of 9/30/2022

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE